Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	SEABRIDGE GOLD INC
Document Type	40-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	74,162,286
Amendment Flag	false
Entity Central Index Key	0001231346
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity File Number	001-32135
Entity Incorporation, State or Country Code	Z4
Entity Interactive Data Current	Yes